John Hancock International Growth Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI ACWI ex USA Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	3.44%	5.35%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.88%	2.90%	5.97%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.92%	1.67%	5.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.14%	2.34%	4.86%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.65%	3.23%	5.77%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.70%	4.27%	6.84%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	3.86%	6.41%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.57%	4.13%	6.68%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.82%	4.38%	6.95%